Quarterly Report
September 30, 2020
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace – 0.6%
Boeing Co., 5.805%, 5/01/2050	$1,250,000	$1,512,225
Raytheon Technologies Corp., 4.125%, 11/16/2028	2,100,000	2,486,662
Raytheon Technologies Corp., 4.05%, 5/04/2047	3,608,000	4,308,217
TransDigm, Inc., 6.5%, 7/15/2024	3,485,000	3,476,288
		$11,783,392
Asset-Backed & Securitized – 22.1%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.871% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$5,554,267	$5,440,799
ALM Loan Funding, CLO, 2015-16A, “AAR2”, FLR, 1.175% (LIBOR - 3mo. + 0.90%), 7/15/2027 (n)	1,576,581	1,568,068
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.302% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	7,720,000	7,623,500
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.652% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	6,995,000	6,645,250
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.202% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	3,529,000	3,401,180
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.172% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	1,230,000	1,211,550
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.702% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,448,435
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.052% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	2,242,500	2,132,913
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.802% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,849,000	1,754,117
Atrium XII Corp., 2012-A, “B1R”, FLR, 1.607% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,282,663
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.752% (LIBOR - 1mo. + 1.6%), 8/15/2032 (z)	2,312,000	2,311,060
Bancorp Commercial Mortgage Trust, 2018-CRE3, “AS”, FLR, 1.402% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	3,364,846	3,317,844
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.852% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	1,668,091	1,594,068
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.252% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	2,255,000	2,211,644
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 1.402% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	2,030,000	1,925,401
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.252% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,465,000	1,377,945
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.152% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	2,912,316	2,877,356
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.502% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,394,437	1,365,384
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.702% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	8,289,572	7,848,723
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.452% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	545,000	507,120
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	3,097,853
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	96,964	10
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.744% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	52,498	54,378
BDS Ltd., 2018-FL2, “A”, FLR, 1.1% (LIBOR - 1mo. + 0.95%), 8/15/2035 (n)	1,742,247	1,731,358
BDS Ltd., 2019-FL4, “A”, FLR, 1.25% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	5,165,000	5,116,578
Bear Stearns Cos., Inc., “A2”, FLR, 0.598% (LIBOR - 1mo. + 0.45%), 12/25/2042	316,734	311,177
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	2,133,596	2,208,430
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.152% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,295,000	3,137,782
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	4,537,303	4,545,543
BXMT Ltd., 2020-FL2, “B”, FLR, 1.55% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,731,000	1,692,052
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	7,330,124
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,409,054	2,468,933
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	1,665,811	1,678,216
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	2,351,577	2,403,044
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,415,940
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	2,001,213
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	790,000	891,848
CLNC Ltd., 2019-FL1, “B”, FLR, 2.056% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	1,850,000	1,796,348
CLNC Ltd., 2019-FL1, “C”, FLR, 2.556% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	3,006,500	2,828,609
Commercial Mortgage Trust, 2012-CR2, “A4”, 3.147%, 8/15/2045	3,950,000	4,080,207
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	11,059,845
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,210,147
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (n)	2,302,000	2,324,805
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,970,029
Cutwater Ltd., 2014-1A, “BR”, FLR, 2.675% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,094,264
Cutwater Ltd., 2015-1A, “BR”, FLR, 2.075% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	10,770,000	10,387,665
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	3,392,000	3,470,175
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.85% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	2,753,500	2,643,120
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,905,000	1,955,934

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	$10,675,817	$10,495,584
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 2.175% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,970,000	1,945,552
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.501% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	6,199,500	6,142,012
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 1.07% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	4,851,995	4,815,649
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 1.68% (LIBOR - 3mo. + 1.4%), 11/15/2026 (n)	2,878,803	2,825,729
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	1,610,161	1,631,177
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.272% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	5,172,500	5,133,706
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.056% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	638,275	634,062
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	8,637,365
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	10,169,944	11,398,222
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.971% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	6,545,000	6,323,700
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 1.602% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	875,000	850,760
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 1.802% (LIBOR - 1mo. + 1.65%), 8/15/2028 (n)	1,800,000	1,711,812
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 2.502% (LIBOR - 1mo. + 2.35%), 8/15/2028 (n)	595,000	571,200
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 0.85% (LIBOR - 1mo. + 0.7%), 3/17/2037 (n)	8,997,654	8,902,570
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,241,398	1,237,735
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	13,237,692
JPMorgan Chase Commercial Mortgage Securities Corp., 5.92%, 7/15/2042 (n)	23,293	15,119
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	8,533,339
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	92,601	94,331
JPMorgan Mortgage Trust, “A1”, 2.569%, 10/25/2033	99,728	100,031
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.15% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	5,197,500	5,041,575
Lehman Brothers Commercial Conduit Mortgage Trust, 1.108%, 2/18/2030 (i)	2,361	0
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.652% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,822,125
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.702% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,240,550
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.102% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	2,040,661	1,923,323
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 1.752% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	2,081,655	1,987,980
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.602% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,121,500	1,012,154
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.522% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,617,732	1,573,244
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.175% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	2,800,322	2,778,415
Merrill Lynch Mortgage Investors, Inc., “A”, 2.841%, 5/25/2036	141,036	139,402
Merrill Lynch Mortgage Investors, Inc., “A5”, 2.687%, 4/25/2035	140,341	135,456
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.578% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	11,245,000	11,034,238
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,167,904
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “A”, FLR, 0.788% (LIBOR - 1mo. + 0.64%), 5/25/2024 (n)	6,175,000	6,170,968
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 1.525% (LIBOR - 3mo. + 1.25%), 1/15/2028 (n)	4,360,000	4,273,153
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (n)	3,250,000	3,279,645
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	2,465,000	2,470,336
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.625% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	6,280,000	6,195,245
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.603% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,930,000	3,842,479
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.153% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	3,453,628	3,314,968
Parallel Ltd., 2015-1A, “C1R”, FLR, 2.021% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,637,115
Parallel Ltd., 2015-1A, “C2R”, FLR, 2.021% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,756,129
Preferred Term Securities XIX Ltd., CDO, FLR, 0.6% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	245,635	203,877
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.293% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	3,697,038	3,657,735
Residential Funding Mortgage Securities, Inc., FGIC, 5.32%, 12/25/2035	12,432	12,389
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	3,222,000	3,313,909
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	2,276,000	2,323,625
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	1,576,456	1,605,404
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	1,879,977	1,920,199
TICP CLO Ltd., 2018-IA, “A2”, FLR, 1.744% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	6,750,828	6,629,213
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	6,786,397
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	12,215,133	13,445,223
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	3,035,831	3,044,453
Voya CLO Ltd., 2012-4A, “A2AR”, FLR, 2.175% (LIBOR - 3mo. + 1.90%), 10/15/2030 (n)	1,940,000	1,915,030
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	14,856,081
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	4,552,414
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	1,430,000	1,680,222
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	10,239,837	11,461,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	$4,898,000	$5,522,382
West CLO Ltd., 2014-1A, “A2R”, FLR, 1.621% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	8,174,074	8,126,084
West CLO Ltd., 2014-1A, “CR”, FLR, 3.271% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,680,000	1,638,067
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 2.325% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	5,112,331	5,112,454
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.975% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	975,000	945,296
		$425,535,923
Automotive – 1.1%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$3,775,000	$3,883,531
General Motors Co., 3.6%, 6/21/2030	4,150,000	4,297,770
Hyundai Capital America, 2.375%, 10/15/2027 (n)	2,150,000	2,150,024
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	3,035,000	3,034,939
Volkswagen Group of America LLC, 3.2%, 9/26/2026 (n)	3,881,000	4,242,459
Volkswagen Group of America LLC, 3.75%, 5/13/2030 (n)	2,426,000	2,728,952
		$20,337,675
Broadcasting – 1.6%
Discovery, Inc., 4.65%, 5/15/2050	$4,190,000	$4,803,054
Fox Corp., 4.709%, 1/25/2029	8,554,000	10,250,118
Netflix, Inc., 4.875%, 4/15/2028	1,185,000	1,324,237
Prosus N.V., 3.68%, 1/21/2030 (n)	4,905,000	5,291,752
Walt Disney Co., 3.6%, 1/13/2051	7,385,000	8,322,210
		$29,991,371
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 3.2%, 1/25/2028	$2,607,000	$2,933,932
Charles Schwab Corp., 5.375%, 4/30/2070	313,000	339,151
E*TRADE Financial Corp., 3.8%, 8/24/2027	5,435,000	6,110,306
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,485,000	4,089,177
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	2,412,000	2,790,995
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,170,000	1,209,113
Intercontinental Exchange, Inc., 3%, 6/15/2050	3,160,000	3,321,034
Intercontinental Exchange, Inc., 3%, 9/15/2060	4,680,000	4,732,416
Raymond James Financial, Inc., 4.95%, 7/15/2046	4,683,000	6,056,470
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,271,000	1,426,746
		$33,009,340
Building – 1.3%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,975,000	$3,023,344
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	8,330,000	9,218,209
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,407,000	1,560,771
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	819,000	934,706
Masco Corp., 4.375%, 4/01/2026	6,170,000	7,163,020
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,758,456
		$25,658,506
Business Services – 1.9%
Equinix, Inc., 5.375%, 5/15/2027	$6,006,000	$6,544,308
Equinix, Inc., 2.15%, 7/15/2030	4,950,000	5,011,256
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	8,746,826
Fiserv, Inc., 3.5%, 7/01/2029	3,911,000	4,458,209
Fiserv, Inc., 2.65%, 6/01/2030	4,000,000	4,304,342
NXP Semiconductors N.V., 2.7%, 5/01/2025 (n)	508,000	538,156
Tencent Holdings Ltd., 3.24%, 6/03/2050 (n)	6,379,000	6,480,070
		$36,083,167

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$4,470,000	$4,693,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,875,165
Cox Communications, Inc., 2.95%, 10/01/2050 (n)	3,000,000	2,886,873
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	3,265,000	3,395,600
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	3,615,000	3,762,130
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	4,041,991
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	444,167
		$28,099,426
Computer Software – 1.0%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$10,112,000	$11,597,446
Microsoft Corp., 4.1%, 2/06/2037	3,664,000	4,750,054
Microsoft Corp., 2.525%, 6/01/2050	2,172,000	2,271,519
		$18,619,019
Computer Software - Systems – 1.0%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$6,420,124
Apple, Inc., 3.85%, 8/04/2046	881,000	1,097,046
Apple, Inc., 2.55%, 8/20/2060	10,391,000	10,322,450
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	985,000	1,046,779
		$18,886,399
Conglomerates – 1.1%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,327,000	$2,379,358
Carrier Global Corp., 3.577%, 4/05/2050 (n)	9,325,000	9,906,234
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	7,993,000	9,314,342
		$21,599,934
Consumer Products – 1.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,765,000	$7,310,442
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	13,673,000	14,557,681
		$21,868,123
Consumer Services – 0.8%
Booking Holdings, Inc., 3.65%, 3/15/2025	$3,610,000	$3,984,118
Booking Holdings, Inc., 4.5%, 4/13/2027	2,084,000	2,446,915
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	2,145,000	1,781,806
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2029 (n)	6,221,000	4,080,919
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2031 (n)	2,145,000	1,316,842
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	5,600,000	1,652,865
		$15,263,465
Containers – 0.4%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$7,030,000	$7,293,625
Electronics – 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$8,969,000	$9,936,801
Broadcom, Inc., 4.75%, 4/15/2029	3,794,000	4,420,222
Broadcom, Inc., 4.15%, 11/15/2030	7,906,000	8,881,156
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,740,000	4,020,500
		$27,258,679
Energy - Integrated – 0.9%
Eni S.p.A., 4%, 9/12/2023 (n)	$5,485,000	$5,940,649
Exxon Mobil Corp., 4.227%, 3/19/2040	1,700,000	2,080,005
Exxon Mobil Corp., 3.452%, 4/15/2051	2,428,000	2,667,775
Total Capital International S.A., 2.986%, 6/29/2041	2,835,000	2,953,318
Total Capital International S.A., 3.127%, 5/29/2050	4,177,000	4,335,146
		$17,976,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.1%
AerCap Ireland Capital DAC, 4.5%, 9/15/2023	$5,027,000	$5,180,579
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	3,419,000	3,691,036
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	5,845,000	5,865,434
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,754,000	4,512,457
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	3,714,956	2,071,088
		$21,320,594
Food & Beverages – 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$3,064,000	$3,778,002
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,633,359
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	2,702,000	3,498,116
Constellation Brands, Inc., 2.875%, 5/01/2030	817,000	882,140
Constellation Brands, Inc., 3.75%, 5/01/2050	1,188,000	1,326,495
Diageo Capital PLC, 2.125%, 4/29/2032	4,571,000	4,773,887
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,185,000	1,289,837
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	671,000	752,822
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	1,375,000	1,581,966
Mondelez International, Inc., 2.625%, 9/04/2050	2,830,000	2,747,609
PepsiCo, Inc., 3.5%, 3/19/2040	2,643,000	3,129,939
		$26,394,172
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,654,326
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,257,000	2,450,696
Las Vegas Sands Corp., 3.5%, 8/18/2026	3,415,000	3,460,625
Marriott International, Inc., 4.625%, 6/15/2030	1,503,000	1,609,634
Marriott International, Inc., 3.5%, 10/15/2032	3,491,000	3,464,350
		$15,639,631
Insurance – 0.8%
American International Group, Inc., 3.75%, 7/10/2025	$4,804,000	$5,377,446
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	5,830,397
American International Group, Inc., 4.7%, 7/10/2035	2,777,000	3,486,946
		$14,694,789
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 3.7%, 8/15/2049	$1,765,000	$2,111,673
Insurance - Property & Casualty – 2.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$7,400,265
Aon Corp., 3.75%, 5/02/2029	7,982,000	9,207,034
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,854,000	6,415,111
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	6,063,000	6,574,276
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	3,624,000	4,047,671
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,900,000	3,237,442
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	6,949,000	8,784,967
Progressive Corp., 3.2%, 3/26/2030	533,000	609,496
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	1,145,806
		$47,422,068
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$3,257,074
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 1.95%, 7/02/2023	$2,514,000	$2,561,134
CNH Industrial Capital LLC, 4.2%, 1/15/2024	1,209,000	1,298,983
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,385,000	3,659,552
		$7,519,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 7.6%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,800,000	$3,195,493
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	8,376,000	9,320,609
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	3,810,000	3,890,320
Bank of America Corp., 4.443%, 1/20/2048	6,670,000	8,684,015
Bank of America Corp., 6.1%, 12/29/2049	8,260,000	8,991,919
Bank of America Corp., 5.875%, 12/31/2059	6,088,000	6,564,406
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/29/2049	4,004,000	4,450,446
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,499,000	4,094,413
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	3,355,000	3,700,472
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,386,967
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	407,980
JPMorgan Chase & Co., 3.509%, 1/23/2029	2,455,000	2,761,413
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	11,547,000	13,396,703
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	4,743,000	5,613,890
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	4,435,000	4,758,330
Lloyds Bank PLC, 3.75%, 1/11/2027	5,639,000	6,241,668
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	10,057,000	10,165,670
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	530,000	564,553
PNC Bank N.A., 3.1%, 10/25/2027	8,157,000	9,092,740
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	10,025,000	10,172,528
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	5,508,603
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,141,456
Wells Fargo & Co., 3.068% to 4/30/2040, FLR (SOFR + 2.53%) to 4/30/2041	7,635,000	7,986,978
Wells Fargo & Co., 5.013% to 4/4/2050, FLR (LIBOR - 3mo. + 4.24%) to 4/04/2051	5,215,000	7,137,497
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	5,518,000	5,718,634
		$145,947,703
Medical & Health Technology & Services – 3.8%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$901,000	$979,025
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,096,000	1,160,202
Becton, Dickinson and Co., 3.794%, 5/20/2050	7,001,000	7,830,729
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	6,211,000	5,417,119
Cigna Corp., 2.4%, 3/15/2030	3,463,000	3,591,555
CommonSpirit Health, 2.95%, 11/01/2022	6,666,000	6,952,012
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	3,555,000	4,385,851
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	5,360,000	6,871,323
HCA, Inc., 5.25%, 6/15/2026	3,026,000	3,530,399
HCA, Inc., 5.625%, 9/01/2028	5,840,000	6,680,668
HCA, Inc., 4.125%, 6/15/2029	4,743,000	5,364,570
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	3,205,123
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,643,992
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,465,000	5,125,743
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	8,019,297
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	3,018,380
		$73,775,988
Medical Equipment – 0.4%
Abbott Laboratories, 3.4%, 11/30/2023	$2,684,000	$2,918,718
Abbott Laboratories, 1.15%, 1/30/2028	1,891,000	1,904,410
Boston Scientific Corp., 4%, 3/01/2029	2,000,000	2,326,681
		$7,149,809
Metals & Mining – 0.5%
Anglo American Capital PLC, 3.95%, 9/10/2050 (n)	$3,000,000	$3,065,782
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	2,796,000	2,997,564
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	320,000	298,400
Novelis Corp., 5.875%, 9/30/2026 (n)	3,515,000	3,611,662
		$9,973,408

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.6%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$3,845,000	$3,944,086
Enbridge, Inc., 4.25%, 12/01/2026	7,802,000	8,948,783
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	9,119,095
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,743,774
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,778,000	3,219,316
ONEOK, Inc., 5.2%, 7/15/2048	5,276,000	5,099,230
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	3,000,000	2,899,432
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	5,449,000	6,170,872
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,847,000	3,091,573
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	1,975,000	2,224,742
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	3,333,000	3,421,991
		$50,882,894
Mortgage-Backed – 20.0%
Fannie Mae, 3.546%, 10/01/2020	$54,223	$54,207
Fannie Mae, 5%, 12/01/2020 - 3/01/2042	4,850,205	5,564,656
Fannie Mae, 5.5%, 3/01/2021 - 4/01/2040	6,819,163	7,988,856
Fannie Mae, 2.14%, 5/01/2021	856,264	858,010
Fannie Mae, 3.89%, 7/01/2021	1,060,815	1,072,032
Fannie Mae, 2.56%, 10/01/2021	758,286	766,179
Fannie Mae, 2.75%, 3/01/2022	1,056,071	1,083,757
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	1,706,583	1,990,926
Fannie Mae, 2.525%, 10/01/2022	1,690,635	1,740,444
Fannie Mae, 2.68%, 3/01/2023	1,627,333	1,697,317
Fannie Mae, 2.41%, 5/01/2023	1,897,068	1,971,197
Fannie Mae, 2.55%, 5/01/2023	971,443	1,012,767
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	17,983,520	20,199,641
Fannie Mae, 3.5%, 5/25/2025 - 11/01/2048	16,132,830	17,409,094
Fannie Mae, 3.95%, 1/01/2027	337,807	390,624
Fannie Mae, 3%, 11/01/2028 - 9/01/2050	20,555,770	21,977,824
Fannie Mae, 2.5%, 11/01/2031 - 7/01/2050	11,846,926	12,547,534
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	3,792	4,428
Fannie Mae, 3%, 2/25/2033 (i)	639,034	66,948
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	32,126,874	35,363,471
Fannie Mae, 3.25%, 5/25/2040	294,796	319,357
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	744,690	766,510
Fannie Mae, 4%, 7/25/2046 (i)	570,972	106,959
Fannie Mae, 3.5%, 12/01/2046 (f)	9,421,093	10,007,521
Fannie Mae, TBA, 2%, 10/01/2035 - 11/01/2050	18,375,000	18,990,627
Fannie Mae, TBA, 3%, 10/01/2035 - 10/01/2050	11,650,000	12,219,043
Fannie Mae, TBA, 1.5%, 11/01/2035	1,175,000	1,201,389
Fannie Mae, TBA, 2.5%, 10/01/2050 - 11/01/2050	12,270,000	12,863,059
Fannie Mae, TBA, 3.5%, 10/01/2050	13,600,000	14,338,969
Federal Home Loan Bank, 5%, 7/01/2035	1,413,719	1,626,572
Federal Home Loan Bank, 3.5%, 5/01/2049	609,326	647,901
Freddie Mac, 3.034%, 10/25/2020	7,023	7,022
Freddie Mac, 5.5%, 11/01/2020 - 1/01/2038	299,307	349,236
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,545,665
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,194,914
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,585,407
Freddie Mac, 2.67%, 12/25/2024	2,784,000	3,006,162
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,529,833
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,347,404	3,667,730
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	4,517,085	5,064,174
Freddie Mac, 3.3%, 10/25/2026	2,958,000	3,363,869
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	28,695,991	30,777,399
Freddie Mac, 4.06%, 10/25/2028	2,129,000	2,570,049
Freddie Mac, 1.218%, 7/25/2029 (i)	4,054,781	341,173
Freddie Mac, 1.269%, 8/25/2029 (i)	7,024,301	618,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.985%, 4/25/2030 (i)	$1,901,414	$302,965
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	85,413	98,431
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	1,798,173	2,061,538
Freddie Mac, 5.5%, 2/15/2036 (i)	132,376	25,770
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	33,180,946	35,580,737
Freddie Mac, 4.5%, 12/15/2040 (i)	137,442	13,148
Freddie Mac, 4%, 8/15/2044 (i)	161,299	19,520
Ginnie Mae, 2.5%, 7/20/2032	500,000	530,740
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	1,601,647	1,862,582
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	205,443	238,668
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	7,437,296	8,283,078
Ginnie Mae, 4%, 10/20/2040 - 3/20/2048	2,509,229	2,751,856
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	19,369,954	20,690,564
Ginnie Mae, 3%, 11/20/2044 - 1/20/2048	23,524,165	24,847,532
Ginnie Mae, TBA, 2%, 10/01/2050	4,250,000	4,415,352
Ginnie Mae, TBA, 2.5%, 10/01/2050 - 11/01/2050	5,250,000	5,512,378
Ginnie Mae, TBA, 4%, 10/01/2050	5,325,000	5,657,708
		$385,361,452
Municipals – 3.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$910,000	$901,482
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	8,850,000	8,504,054
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,364,360
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	8,019,000	9,978,122
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	13,215,000	12,891,497
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	4,431,597
Philadelphia, PA, School District, “B”, AGM, 6.615%, 6/01/2030	3,250,000	4,180,865
Philadelphia, PA, School District, “B”, AGM, 6.765%, 6/01/2040	2,195,000	2,948,434
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,488,729
State of California (Build America Bonds), 7.6%, 11/01/2040	5,010,000	9,024,714
State of Florida, “A”, 2.154%, 7/01/2030	7,272,000	7,365,663
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,803,281
		$65,882,798
Natural Gas - Distribution – 1.3%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,294,000	$10,295,938
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	8,200,000	9,018,585
NiSource, Inc., 3.6%, 5/01/2030	5,378,000	6,128,081
		$25,442,604
Network & Telecom – 0.2%
Verizon Communications, Inc., 4.272%, 1/15/2036	$2,647,000	$3,265,057
Oils – 0.4%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$4,350,000	$4,534,958
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,683,000	3,046,666
		$7,581,624
Other Banks & Diversified Financials – 0.8%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,570,000	$2,770,460
Branch Banking & Trust Co., 2.25%, 3/11/2030	910,000	938,804
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	6,383,404
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	5,003,000	5,135,579
		$15,228,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.8%
AbbVie, Inc., 3.8%, 3/15/2025 (n)	$9,371,000	$10,390,963
Elanco Animal Health, Inc., 5.9%, 8/28/2028	1,248,000	1,441,440
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/09/2050	4,177,000	4,243,215
		$16,075,618
Pollution Control – 0.2%
Republic Services, Inc., 3.95%, 5/15/2028	$2,924,000	$3,444,742
Railroad & Shipping – 0.1%
CSX Corp., 3.8%, 4/15/2050	$869,000	$1,034,254
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,640,855
Real Estate - Healthcare – 0.1%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$2,730,000	$2,846,571
Real Estate - Retail – 0.4%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$7,508,000	$7,521,128
Retailers – 0.2%
Home Depot, Inc., 3.35%, 4/15/2050	$3,476,000	$4,023,847
Specialty Chemicals – 0.1%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$1,165,000	$1,195,581
Specialty Stores – 0.3%
Penske Automotive Group Co., 5.5%, 5/15/2026	$1,170,000	$1,206,949
TJX Cos., Inc., 3.875%, 4/15/2030	1,446,000	1,715,116
TJX Cos., Inc., 4.5%, 4/15/2050	1,731,000	2,234,812
		$5,156,877
Telecommunications - Wireless – 2.2%
American Tower Corp., REIT, 3.55%, 7/15/2027	$12,018,000	$13,452,709
American Tower Corp., REIT, 3.8%, 8/15/2029	1,564,000	1,790,423
American Tower Corp., REIT, 3.1%, 6/15/2050	2,905,000	2,873,150
Crown Castle International Corp., 3.2%, 9/01/2024	2,497,000	2,692,092
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,697,838
Crown Castle International Corp., 4%, 3/01/2027	984,000	1,118,089
Crown Castle International Corp., 3.8%, 2/15/2028	4,000,000	4,538,032
Crown Castle International Corp., 3.25%, 1/15/2051	1,465,000	1,455,205
SBA Communications Corp., 3.875%, 2/15/2027 (n)	1,530,000	1,552,950
T-Mobile USA, Inc., 2.55%, 2/15/2031 (n)	8,299,000	8,586,228
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	1,518,000	1,779,354
		$42,536,070
Tobacco – 0.3%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$6,134,000	$6,562,869
Transportation - Services – 0.4%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,612,000	$1,772,593
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	3,603,000	5,207,381
		$6,979,974
U.S. Government Agencies and Equivalents – 1.5%
Small Business Administration, 4.93%, 1/01/2024	$3,388	$3,547
Small Business Administration, 4.34%, 3/01/2024	7,697	8,010
Small Business Administration, 4.99%, 9/01/2024	6,005	6,323

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.86%, 1/01/2025	$14,868	$15,695
Small Business Administration, 4.625%, 2/01/2025	15,490	16,340
Small Business Administration, 5.11%, 4/01/2025	9,005	9,503
Small Business Administration, 4.43%, 5/01/2029	217,780	236,636
Small Business Administration, 3.21%, 9/01/2030	2,808,897	2,955,480
Small Business Administration, 3.25%, 11/01/2030	275,975	294,433
Small Business Administration, 2.85%, 9/01/2031	587,133	624,332
Small Business Administration, 2.37%, 8/01/2032	399,135	415,028
Small Business Administration, 2.13%, 1/01/2033	1,789,006	1,856,315
Small Business Administration, 2.21%, 2/01/2033	537,690	559,727
Small Business Administration, 2.22%, 3/01/2033	1,812,371	1,887,891
Small Business Administration, 2.08%, 4/01/2033	2,975,121	3,079,398
Small Business Administration, 2.45%, 6/01/2033	3,132,947	3,292,451
Small Business Administration, 3.15%, 7/01/2033	4,419,261	4,749,523
Small Business Administration, 3.16%, 8/01/2033	4,539,900	4,883,809
Small Business Administration, 3.62%, 9/01/2033	4,260,251	4,723,505
		$29,617,946
U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes, 1.375%, 1/31/2022	$9,500,000	$9,657,715
Utilities - Electric Power – 2.6%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$2,539,000	$2,857,189
AEP Transmission Co. LLC, 3.65%, 4/01/2050	1,627,000	1,897,309
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,195,000	1,233,838
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,326,602
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	14,433,000	16,049,020
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	6,000,000	6,685,921
Exelon Corp., 3.497%, 6/01/2022	1,184,000	1,237,852
Exelon Corp., 4.7%, 4/15/2050	1,529,000	1,944,616
FirstEnergy Corp., 4.85%, 7/15/2047	5,403,000	6,508,731
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	570,000	608,475
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	8,117,959
		$49,467,512
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$1,606,000	$1,629,255
Total Bonds		$1,878,507,005
Investment Companies (h) – 5.8%
Money Market Funds – 5.8%
MFS Institutional Money Market Portfolio, 0.1% (v)	112,544,201	$112,544,201

Other Assets, Less Liabilities – (3.5)%		(67,911,319)
Net Assets – 100.0%		$1,923,139,887
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $112,544,201 and $1,878,507,005, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $523,307,116, representing 27.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.752% (LIBOR - 1mo. + 1.6%), 8/15/2032	2/15/19	$2,302,949	$2,311,060
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	611	$135,007,133	December – 2020	$36,032
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	313	$69,427,313	December – 2020	$(182,521)
U.S. Treasury Ultra Note 10 yr	Short	USD	664	106,188,125	December – 2020	(745,658)
						$(928,179)
At September 30, 2020, the fund had cash collateral of $1,293,269 and other liquid securities with an aggregate value of $816,964 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$39,275,661	$—	$39,275,661
Non - U.S. Sovereign Debt	—	3,257,074	—	3,257,074
Municipal Bonds	—	65,882,798	—	65,882,798
U.S. Corporate Bonds	—	743,811,740	—	743,811,740
Residential Mortgage-Backed Securities	—	396,200,212	—	396,200,212
Commercial Mortgage-Backed Securities	—	205,157,525	—	205,157,525
Asset-Backed Securities (including CDOs)	—	209,539,638	—	209,539,638
Foreign Bonds	—	215,382,357	—	215,382,357
Mutual Funds	112,544,201	—	—	112,544,201
Total	$112,544,201	$1,878,507,005	$—	$1,991,051,206
Other Financial Instruments
Futures Contracts – Assets	$36,032	$—	$—	$36,032
Futures Contracts – Liabilities	(928,179)	—	—	(928,179)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,060,848	$666,706,604	$577,263,650	$41,163	$(764)	$112,544,201
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$446,223	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.